Servicing of Residential Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Transfers and Servicing [Abstract]
Servicing of Residential Loans

11. Servicing of Residential Loans

The Company provides servicing for third-party investors in forward and reverse loans and for loans recognized on the consolidated balance sheets. The Company’s total servicing portfolio consists of accounts serviced for others for which servicing rights have been capitalized, accounts sub-serviced for others, as well as residential loans and real estate owned recognized on the consolidated balance sheets.

Provided below is a summary of the Company’s total servicing portfolio (dollars in thousands):

	June 30, 2014		December 31, 2013
	Number of Accounts	Unpaid Principal Balance	Number of Accounts	Unpaid Principal Balance
Third-party investors(1)
Capitalized servicing rights	1,561,604	$176,305,631	1,310,357	$146,143,213
Capitalized sub-servicing(2)	217,692	11,996,994	235,112	13,369,236
Sub-servicing	442,151	51,727,596	393,640	47,006,325

Total third-party servicing portfolio	2,221,447	240,030,221	1,939,109	206,518,774
On-balance sheet residential loans and real estate owned	115,118	12,050,445	112,687	11,442,362

Total servicing portfolio(3)	2,336,565	$252,080,666	2,051,796	$217,961,136

(1)	Includes real estate owned serviced for third parties.
(2)	Consists of sub-servicing contracts acquired through business combinations whereby the benefits from the contract are greater than “adequate compensation” for performing the servicing.
(3)	Includes accounts serviced by the Servicing and Reverse Mortgage segments and excludes charged-off loans managed by the ARM segment.

Net Servicing Revenue and Fees

The Company services loans for itself, as well as for third parties, and earns servicing income from its third-party servicing portfolio. The following table presents the components of net servicing revenue and fees, which includes revenues earned by the Servicing, ARM and Reverse Mortgage segments (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Servicing fees	$173,147	$143,473	$339,180	$263,345
Incentive and performance fees	41,482	41,379	84,339	75,104
Ancillary and other fees(1)	20,087	18,586	42,740	34,397

Servicing revenue and fees	234,716	203,438	466,259	372,846
Amortization of servicing rights	(10,188)	(11,209)	(21,305)	(22,533)
Change in fair value of servicing rights	(83,552)	65,077	(131,186)	44,002

Net servicing revenue and fees	$140,976	$257,306	$313,768	$394,315

(1)	Includes late fees of $10.3 million and $9.7 million for the three months ended June 30, 2014 and 2013, respectively, and $22.6 million and $17.0 million for the six months ended June 30, 2014 and 2013, respectively.

Servicing Rights

Servicing rights are represented by three classes, which consist of a risk-managed forward loan class, or the risk-managed loan class, a forward loan class, and a reverse loan class. These classes are based on the availability of market inputs used in determining the fair values of servicing rights and risk management strategies available to the Company. Risks inherent in servicing rights include prepayment and interest rate risks. The risk-managed loan class includes portfolios for which the Company may apply a hedging strategy in the future. At initial recognition, the fair value of the servicing right is established using assumptions consistent with those used to establish the fair value of existing servicing rights. Subsequent to initial capitalization, servicing rights are accounted for using either the fair value method or the amortization method based on the servicing class. Servicing rights carried at amortized cost consist of the forward loan class and the reverse loan class. Servicing rights carried at fair value consist of the risk-managed loan class.

Servicing Rights at Amortized Cost

The following tables summarize the activity in the carrying value of servicing rights accounted for at amortized cost by class (in thousands):

	For the Six Months Ended June 30, 2014
	Forward Loan	Reverse Loan	Total
Balance at January 1, 2014	$161,782	$11,994	$173,776
Amortization	(10,367)	(750)	(11,117)

Balance at March 31, 2014	151,415	11,244	162,659
Amortization	(9,495)	(693)	(10,188)

Balance at June 30, 2014	$141,920	$10,551	$152,471

	For the Six Months Ended June 30, 2013
	Forward Loan	Reverse Loan	Total
Balance at January 1, 2013	$227,191	$15,521	$242,712
Reclassifications(1)	(26,382)	—	(26,382)
Purchases	36	—	36
Amortization	(10,406)	(918)	(11,324)

Balance at March 31, 2013	190,439	14,603	205,042
Amortization	(10,334)	(875)	(11,209)

Balance at June 30, 2013	$180,105	$13,728	$193,833

(1)	Represents servicing rights for which the Company elected fair value accounting as of January 1, 2013. This election had no impact on retained earnings.

Servicing rights accounted for at amortized cost are evaluated for impairment by strata based on their estimated fair values. The risk characteristics used to stratify servicing rights for purposes of measuring impairment are the type of loan products, which consist of manufactured housing loans, first lien residential mortgages and second lien residential mortgages for the forward loan class, and reverse mortgages for the reverse loan class. At June 30, 2014, the fair value of servicing rights for the forward loan class and the reverse loan class was $172.1 million and $15.4 million, respectively. At December 31, 2013, the fair value of servicing rights for the forward loan class and the reverse loan class was $192.1 million and $15.9 million, respectively. Fair value was estimated using the present value of projected cash flows over the estimated period of net servicing income. The estimation of fair value requires significant judgment and uses key economic inputs and assumptions, which are provided in the table below (in thousands):

	June 30, 2014
	Forward Loan	Reverse Loan
Fair value of servicing rights carried at amortized cost	$172,149	$15,430
Inputs and assumptions:
Weighted-average remaining life in years	5.5	3.3
Weighted-average stated borrower interest rate on underlying collateral	7.80%	3.44%
Weighted-average discount rate	12.16%	15.00%
Conditional prepayment rate	6.29%	(1)
Conditional default rate	3.30%	(1)
Conditional repayment rate	(2)	23.45%

(1)	For the reverse loan class, conditional repayment rate includes assumptions for both voluntary and involuntary rates as well as assumptions for the assignment of HECMs to HUD, in accordance with obligations as servicer.
(2)	For the forward loan class, voluntary and involuntary prepayment rates have been presented as conditional prepayment rate and conditional default rate, respectively.

The valuation of servicing rights is affected by the underlying assumptions above. Should the actual performance and timing differ materially from the Company’s projected assumptions, the estimate of fair value of the servicing rights could be materially different.

Servicing Rights at Fair Value

The following table summarizes the activity in servicing rights carried at fair value (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Balance at beginning of period(1)	$1,513,830	$766,943	$1,131,124	$26,382
Acquisition of EverBank net assets	—	—	58,680	—
Acquisition of ResCap net assets	—	—	—	242,604
Purchases(2)	20,241	19,885	339,288	537,627
Servicing rights capitalized upon sales of loans	45,554	36,305	98,167	37,595
Changes in fair value due to:
Changes in valuation inputs or other assumptions(3)	(43,376)	93,311	(68,994)	89,331
Other changes in fair value(4)	(40,176)	(28,234)	(62,192)	(45,329)

Balance at end of period	$1,496,073	$888,210	$1,496,073	$888,210

(1)	There were no servicing rights carried at fair value at December 31, 2012. The balance at the beginning of the period for the six months ended June 30, 2014 presented above represents those servicing rights for which the Company elected fair value accounting as of January 1, 2013.
(2)	Purchases for the six months ended June 30, 2014 primarily include a pool of Fannie Mae MSRs. Refer to Note 3 for additional information. Purchases for the six months ended June 30, 2013 primarily include servicing rights associated with an asset purchase from BOA.
(3)	Represents the change in servicing rights carried at fair value resulting primarily from market-driven changes in interest rates and prepayment speeds.
(4)	Represents the change in servicing rights carried at fair value due to the realization of expected cash flows over time.

The fair value of servicing rights accounted for at fair value was estimated using the present value of projected cash flows over the estimated period of net servicing income. The estimation of fair value requires significant judgment and uses key economic inputs and assumptions, which are provided in the table below:

	June 30, 2014	December 31, 2013
Weighted-average remaining life in years	6.5	6.8
Weighted-average stated borrower interest rate on underlying collateral	4.87%	5.20%
Weighted-average discount rate	9.59%	9.76%
Conditional prepayment rate	8.05%	7.06%
Conditional default rate	2.44%	2.90%

The valuation of servicing rights is affected by the underlying assumptions above. Should the actual performance and timing differ materially from the Company’s projected assumptions, the estimate of fair value of the servicing rights could be materially different.

The following table summarizes the hypothetical effect on the fair value of servicing rights carried at fair value using adverse changes of 10% and 20% to the weighted-average of certain significant assumptions used in valuing these assets (dollars in thousands):

	June 30, 2014			December 31, 2013
		Decline in fair value due to			Decline in fair value due to
	Actual	10% adverse change	20% adverse change	Actual	10% adverse change	20% adverse change
Weighted-average discount rate	9.59%	$(57,852)	$(114,304)	9.76%	$(49,687)	$(95,531)
Conditional prepayment rate	8.05%	(61,333)	(118,572)	7.06%	(47,114)	(88,411)
Conditional default rate	2.44%	(25,058)	(40,182)	2.90%	(12,778)	(25,110)

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of an adverse variation in a particular assumption on the fair value of the servicing rights is calculated without changing any other assumption, while in reality changes in one factor may result in changes in another, which may either magnify or counteract the effect of the change.

Fair Value of Originated Servicing Rights

For forward loans sold with servicing retained, the Company used the following inputs and assumptions to determine the fair value of servicing rights at the dates of sale. These servicing rights are included in servicing rights capitalized upon sales of loans in the table presented above that summarizes the activity in servicing rights accounted for at fair value.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Weighted-average life in years	6.8 - 7.3	7.2 - 9.6	6.8 - 7.7	6.1 - 9.6
Weighted-average stated borrower interest rate on underlying collateral	4.48% - 4.54%	3.85% - 4.20%	4.48% - 4.67%	3.85% - 4.20%
Weighted-average discount rates	9.50%	9.50% - 10.40%	9.50%	9.50% - 12.30%
Conditional prepayment rates	8.11% - 8.76%	3.00% - 5.10%	7.26% - 8.76%	3.00% - 8.10%
Conditional default rates	0.59% - 0.67%	0.50% - 2.00%	0.59% - 0.67%	0.50% - 2.00%

12.	Servicing of Residential Loans

The Company provides servicing for third-party investors in forward and reverse loans and for loans recognized on the consolidated balance sheets. The Company also services forward loans originated and purchased by the Company and sold with servicing rights retained. The Company’s total servicing portfolio consists of accounts serviced for others for which servicing rights have been capitalized, accounts sub-serviced for others, as well as residential loans and real estate owned recognized on the consolidated balance sheets. In connection with recent acquisitions, the Company capitalized the servicing rights associated with servicing and sub-servicing agreements in existence at the dates of acquisition.

Provided below is a summary of the Company’s total servicing portfolio (dollars in thousands):

	December 31, 2013		December 31, 2012
	Number of Accounts	Unpaid Principal Balance	Number of Accounts	Unpaid Principal Balance
Third-party investors(1)
Capitalized servicing rights	1,310,357	$146,143,213	415,617	$23,469,620
Capitalized sub-servicing(2)	235,112	13,369,236	289,417	16,333,529
Sub-servicing	393,640	47,006,325	240,226	42,310,373

Total third-party servicing portfolio	1,939,109	206,518,774	945,260	82,113,522
On-balance sheet residential loans and real estate owned	112,687	11,442,362	93,721	7,980,667

Total servicing portfolio(3)	2,051,796	$217,961,136	1,038,981	$90,094,189

(1)	Includes real estate owned serviced for third parties.
(2)	Consists of sub-servicing contracts held by Green Tree and RMS at their respective dates of the acquisition.
(3)	Includes accounts serviced by the Servicing and Reverse Mortgage segments.

The Company’s geographic diversification of its third-party servicing portfolio, based on outstanding unpaid principal balance, is as follows (dollars in thousands):

	December 31, 2013			December 31, 2012
	Number of Accounts	Unpaid Principal Balance	Percentage of Total	Number of Accounts	Unpaid Principal Balance	Percentage of Total
California	215,010	$37,461,223	18.1%	81,547	$16,073,080	19.6%
Florida	176,819	21,143,369	10.2%	91,318	10,476,321	12.8%
Texas	147,654	10,700,328	5.2%	86,406	3,621,528	4.4%
Other < 5%	1,399,626	137,213,854	66.5%	685,989	51,942,593	63.2%

Total	1,939,109	$206,518,774	100.0%	945,260	$82,113,522	100.0%

Net Servicing Revenue and Fees

The Company services loans for itself, as well as third parties, and earns servicing income from its third-party servicing portfolio. The following table presents the components of net servicing revenue and fees, which includes revenues earned by the Servicing, Asset Receivables Management, and Reverse Mortgage segments (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Servicing fees	$544,544	$274,713	$126,610
Incentive and performance fees	156,279	105,073	45,596
Ancillary and other fees(1)	77,091	39,184	13,971

Servicing revenue and fees	777,914	418,970	186,177
Amortization of servicing rights	(42,583)	(50,461)	(28,623)
Change in fair value of servicing rights	48,058	—	—

Net servicing revenue and fees	$783,389	$368,509	$157,554

(1)	Includes late fees of $39.9 million, $16.2 million and $4.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

For the year ended December 31, 2013, servicing revenue and fees includes $495.3 million in revenues from the largest customer of the Company’s Servicing, Reverse Mortgage, and Asset Receivables Management segments. For the year ended December 31, 2012, servicing revenue and fees included $199.8 million in revenues from the two largest customers of the Company’s Servicing, Reverse Mortgage, and Asset Receivables Management segments. For the year ended December 31, 2011, servicing revenue and fees included $40.3 million in revenues from the largest customer of the Company’s Servicing segment. A substantial portion of the Company’s third-party servicing revenue consists of revenues from Fannie Mae, a large commercial bank, and various securitization trusts.

Servicing Rights

Servicing rights are represented by three classes, which consist of a risk-managed loan class, a forward loan class, and a reverse loan class. These classes are based on the availability of market inputs used in determining the fair values of servicing rights and the Company’s planned risk management strategy associated with the servicing rights. At initial recognition, the fair value of the servicing right is established using assumptions consistent with those used to establish the fair value of existing servicing rights. Subsequent to initial capitalization, servicing rights are accounted for using either the fair value method or the amortization method based on the servicing class. Servicing rights carried at amortized cost consist of the forward loan class and the reverse loan class. Servicing rights carried at fair value consist of the risk-managed loan class.

Servicing Rights at Amortized Cost

The following table summarizes the activity in the carrying value of servicing rights accounted for at amortized cost by class (in thousands):

	Forward Loans	Reverse Loans	Total
Balance at January 1, 2011	$—	$—	$—
Acquisition of Green Tree	278,952	—	278,952
Amortization	(28,623)	—	(28,623)
Impairment	—	—	—

Balance at December 31, 2011	250,329	—	250,329
Acquisition of RMS	—	15,916	15,916
Acquisition of S1L	67	311	378
Purchases	26,550	—	26,550
Amortization	(49,755)	(706)	(50,461)
Impairment	—	—	—

Balance at December 31, 2012	227,191	15,521	242,712
Reclassifications(1)	(26,382)	—	(26,382)
Purchases	36	—	36
Amortization	(39,057)	(3,526)	(42,583)
Other	(6)	(1)	(7)
Impairment	—	—	—

Balance at December 31, 2013	$161,782	$11,994	$173,776

(1)	Represents servicing rights for which the Company elected fair value accounting as of January 1, 2013. Refer to the Servicing Rights Fair Value Election section of Note 1 for additional information.

Servicing rights accounted for at amortized cost are evaluated for impairment by strata based on their estimated fair values. The risk characteristics used to stratify servicing rights for purposes of measuring impairment are the type of loan products, which consist of manufactured housing loans, first lien residential mortgages and second lien residential mortgages for the forward loan class, and reverse mortgages for the reverse loan class. At December 31, 2013, the fair value of servicing rights for the forward loan class and the reverse loan class was $192.1 million and $15.9 million, respectively. At December 31, 2012, the fair value of servicing rights for the forward loan class and the reverse loan class was $229.9 million and $15.7 million, respectively. Fair value was estimated using the present value of projected cash flows over the estimated period of net servicing income.

The estimation of fair value requires significant judgment and uses key economic inputs and assumptions, which are provided in the table below:

	December 31, 2013
	Forward Loans	Reverse Loans
Fair value of servicing rights carried at amortized cost	$192,115	$15,858
Inputs and assumptions:
Weighted-average remaining life in years	5.3	2.9
Weighted-average stated customer interest rate on underlying collateral	7.83%	3.22%
Weighted-average discount rate	11.67%	18.00%
Conditional prepayment rate	7.05%	(1)
Conditional default rate	3.89%	(1)
Conditional repayment rate	(1)	26.40%

(1)	Assumption is not significant to valuation.

The valuation of servicing rights is affected by the underlying assumptions above. Should the actual performance and timing differ materially from the Company’s projected assumptions, the estimate of fair value of the servicing rights could be materially different.

Servicing Rights at Fair Value

The following table summarizes the activity in servicing rights carried at fair value (in thousands):

For the Year Ended December 31, 2013
Balance at beginning of year(1)	$26,382
Acquisition of ResCap net assets	242,604
BOA asset purchase	502,973
Other purchases	123,358
Servicing rights capitalized upon transfers of loans	187,749
Changes in fair value due to:
Realization of expected cash flows	(141,533)
Changes in valuation inputs or other assumptions	176,697
Other(2)	12,894

Balance at end of year	$1,131,124

(1)	There were no servicing rights carried at fair value at December 31, 2012. The balance at the beginning of year presented above represents those servicing rights for which the Company elected fair value accounting as of January 1, 2013. Refer to the Servicing Rights Fair Value Election section of Note 1 for additional information.
(2)	Other changes in fair value relate to servicing rights transferred to the Company for no consideration in accordance with the Payoffs, Assumptions, Modifications, and Refinancing terms of the BOA asset purchase agreement. Refer to Note 3 for additional information related to the BOA asset purchase.

The fair value of servicing rights accounted for at fair value was estimated using the present value of projected cash flows over the estimated period of net servicing income. The estimation of fair value requires significant judgment and uses key economic inputs and assumptions, which are provided in the table below:

December 31, 2013
Weighted-average remaining life in years	6.8
Weighted-average stated customer interest rate on underlying collateral	5.20%
Weighted-average discount rate	9.76%
Conditional prepayment rate	7.06%
Conditional default rate	2.90%

The valuation of servicing rights is affected by the underlying assumptions above. Should the actual performance and timing differ materially from the Company’s projected assumptions, the estimate of fair value of the servicing rights could be materially different.

The following table summarizes the hypothetical effect on the fair value of servicing rights carried at fair value using adverse changes of 10% and 20% to the weighted-average of certain significant assumptions used in valuing these assets (dollars in thousands):

	December 31, 2013
	Decline in fair value due to
	Actual	10% adverse change	20% adverse change
Weighted-average discount rate	9.76%	$(49,687)	$(95,531)
Conditional prepayment rate	7.06%	(47,114)	(88,411)
Conditional default rate	2.90%	(12,778)	(25,110)

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, the effect of an adverse variation in a particular assumption on the fair value of the servicing rights is calculated without changing any other assumption, while in reality changes in one factor may result in changes in another, which may either magnify or counteract the effect of the change.

Fair Value of Originated Servicing Rights

For forward loans transferred with servicing retained, the Company used the following inputs and assumptions to determine the fair value of servicing rights at the date of transfer. These servicing rights are included in servicing rights capitalized upon transfers of loans in the table presented above that summarizes the activity in servicing rights accounted for at fair value. There were no servicing rights recognized in connection with transfers with servicing retained during the years ended December 31, 2012 and 2011.

December 31, 2013
Weighted-average life in years	6.1 - 9.6
Weighted-average stated customer interest rate on underlying collateral	3.73% - 4.54%
Weighted-average discount rates	9.50% - 12.30%
Conditional prepayment rates	3.00% - 8.10%
Conditional default rates	0.50% - 2.00%